Reconciliations of Changes in the Defined Benefit and Postretirement Healthcare Plans' Benefit Obligations, Fair Value of Assets and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 359,416	$ 355,766
Service cost	13,982	14,863	$ 12,178
Interest cost	11,104	9,901	10,600
Participant contributions	3,984	3,968
Actuarial losses (gains)	114,412	(20,727)
Amendments	71	0
Acquisitions/Divestitures	0	30
Effects of exchange rate changes	(54,376)	8,248
Defined Benefit Plan, Other Changes	2,582	(524)
Benefits paid	(14,008)	(10,440)
Benefit obligation at end of year	436,875	359,416	355,766
Change in Plan Assets [Roll Forward]
Beginning balance	143,165	124,884
Actual return on assets	13,560	9,658
Effects of exchange rate changes	(14,825)	2,377
Employer contributions	11,658	12,718
Participant contributions	3,984	3,968
Defined Benefit Plan, Curtailments	(292)	(1,669)
Benefits paid	(14,008)	(10,440)
Ending balance	143,534	143,165	124,884
Funded status at end of year	(293,341)	(216,251)
Other Postretirement Benefit Plans, Defined Benefit
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	11,936	14,218
Service cost	249	234	195
Interest cost	530	464	490
Participant contributions	467	515
Actuarial losses (gains)	1,444	(2,708)
Amendments	0	11
Acquisitions/Divestitures	0	0
Effects of exchange rate changes	0	0
Benefits paid	(712)	(798)
Benefit obligation at end of year	13,914	11,936	14,218
Change in Plan Assets [Roll Forward]
Beginning balance	0	0
Actual return on assets	0	0
Effects of exchange rate changes	0	0
Employer contributions	245	283
Participant contributions	467	515
Defined Benefit Plan, Curtailments	0	0
Benefits paid	(712)	(798)
Ending balance	0	0	$ 0
Funded status at end of year	$ (13,914)	$ (11,936)